Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Trust I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class A Shares
Trading Symbol	JDEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Equity Fund (Class A Shares)	$31	0.60%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 10,265,836,000
Holdings Count | Holding	162
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,265,836
Total number of portfolio holdings	162
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class I Shares
Trading Symbol	JDESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Equity Fund (Class I Shares)	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 10,265,836,000
Holdings Count | Holding	162
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,265,836
Total number of portfolio holdings	162
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007982 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Research Enhanced Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JDEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Research Enhanced Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Research Enhanced Equity Fund (Class R6 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[3]
Net Assets	$ 10,265,836,000
Holdings Count | Holding	162
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,265,836
Total number of portfolio holdings	162
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007584 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class A Shares
Trading Symbol	VGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class A Shares)	$49	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[4]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007586 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class C Shares
Trading Symbol	VGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class C Shares)	$74	1.43%
*	This charge is annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.43%	[5]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007583 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class I Shares
Trading Symbol	VGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[6]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R2 Shares
Trading Symbol	VGRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class R2 Shares)	$62	1.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%	[7]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190876 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R3 Shares
Trading Symbol	JGAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class R3 Shares)	$49	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[8]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190877 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R4 Shares
Trading Symbol	JGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[9]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R5 Shares
Trading Symbol	VGIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[10]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Value Fund
Class Name	Class R6 Shares
Trading Symbol	VGINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[11]
Net Assets	$ 5,996,835,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,996,835
Total number of portfolio holdings	90
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class A Shares
Trading Symbol	JIVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Applied Data Science Value Fund (Class A Shares)	$38	0.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[12]
Net Assets	$ 166,444,000
Holdings Count | Holding	109
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$166,444
Total number of portfolio holdings	109
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007649 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class C Shares
Trading Symbol	JIVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Applied Data Science Value Fund (Class C Shares)	$64	1.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[13]
Net Assets	$ 166,444,000
Holdings Count | Holding	109
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$166,444
Total number of portfolio holdings	109
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class I Shares
Trading Symbol	JPIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Applied Data Science Value Fund (Class I Shares)	$25	0.49%
*	This charge is annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[14]
Net Assets	$ 166,444,000
Holdings Count | Holding	109
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$166,444
Total number of portfolio holdings	109
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R2 Shares
Trading Symbol	JIVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Applied Data Science Value Fund (Class R2 Shares)	$56	1.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[15]
Net Assets	$ 166,444,000
Holdings Count | Holding	109
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$166,444
Total number of portfolio holdings	109
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033530 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R5 Shares
Trading Symbol	JIVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Applied Data Science Value Fund (Class R5 Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[16]
Net Assets	$ 166,444,000
Holdings Count | Holding	109
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$166,444
Total number of portfolio holdings	109
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093775 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Applied Data Science Value Fund
Class Name	Class R6 Shares
Trading Symbol	JIVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Applied Data Science Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Applied Data Science Value Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[17]
Net Assets	$ 166,444,000
Holdings Count | Holding	109
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$166,444
Total number of portfolio holdings	109
Portfolio turnover rate	4%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000054337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class A Shares
Trading Symbol	JTUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class A Shares)	$61	1.18%
*	This charge is annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[18]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000054338 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class C Shares
Trading Symbol	JTUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class C Shares)	$87	1.68%
*	This charge is annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%	[19]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class I Shares
Trading Symbol	JSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class I Shares)	$49	0.93%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[20]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class L Shares
Trading Symbol	JUSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class L Shares)	$42	0.81%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[21]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000106052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R2 Shares
Trading Symbol	JSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class R2 Shares)	$76	1.47%
*	This charge is annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%	[22]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173557 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R3 Shares
Trading Symbol	JUSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class R3 Shares)	$63	1.21%
*	This charge is annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[23]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173558 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R4 Shares
Trading Symbol	JUSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class R4 Shares)	$50	0.96%
*	This charge is annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[24]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173220 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R5 Shares
Trading Symbol	JUSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class R5 Shares)	$42	0.81%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[25]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000106053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Small Company Fund
Class Name	Class R6 Shares
Trading Symbol	JUSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Small Company Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Small Company Fund (Class R6 Shares)	$37	0.71%
*	This charge is annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[26]
Net Assets	$ 997,750,000
Holdings Count | Holding	567
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$997,750
Total number of portfolio holdings	567
Portfolio turnover rate	46%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007660 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class A Shares
Trading Symbol	JVAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class A Shares)	$54	1.02%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[27]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007661 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class C Shares
Trading Symbol	JVACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class C Shares)	$80	1.52%
*	This charge is annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.52%	[28]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007658 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class I Shares
Trading Symbol	JVASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class I Shares)	$41	0.77%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[29]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007659 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class L Shares
Trading Symbol	JVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class L Shares)	$33	0.63%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[30]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000190878 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R2 Shares
Trading Symbol	JGAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class R2 Shares)	$67	1.27%
*	This charge is annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.27%	[31]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173221 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R3 Shares
Trading Symbol	JVAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class R3 Shares)	$54	1.03%
*	This charge is annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[32]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173222 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R4 Shares
Trading Symbol	JVAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class R4 Shares)	$41	0.78%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[33]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173223 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R5 Shares
Trading Symbol	JVARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class R5 Shares)	$33	0.63%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[34]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173224 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Value Advantage Fund
Class Name	Class R6 Shares
Trading Symbol	JVAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Value Advantage Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Value Advantage Fund (Class R6 Shares)	$28	0.53%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[35]
Net Assets	$ 8,931,542,000
Holdings Count | Holding	135
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$8,931,542
Total number of portfolio holdings	135
Portfolio turnover rate	19%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000032445 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class A Shares
Trading Symbol	JTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class A Shares)	$21	0.41%
*	This charge is annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[36]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032446 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class C Shares
Trading Symbol	JTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[37]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032447 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class I Shares
Trading Symbol	JTTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[38]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070630 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R2 Shares
Trading Symbol	JTTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[39]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169483 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R3 Shares
Trading Symbol	JTTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[40]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169484 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R4 Shares
Trading Symbol	JTTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[41]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032448 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R5 Shares
Trading Symbol	JTTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[42]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000003854 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JUEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class A Shares)	$49	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[43]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JUECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class C Shares)	$75	1.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%	[44]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007404 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JUESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class I Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[45]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007405 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class L Shares
Trading Symbol	JMUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class L Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[46]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070617 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JUEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class R2 Shares)	$62	1.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[47]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173553 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JUEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class R3 Shares)	$49	0.94%
*	This charge is annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[48]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173554 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JUEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class R4 Shares)	$36	0.69%
*	This charge is annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[49]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033526 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class R5 Shares)	$28	0.54%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[50]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000093771 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JUEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Equity Fund (Class R6 Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[51]
Net Assets	$ 32,167,416,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$32,167,416
Total number of portfolio holdings	53
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000115304 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class I Shares
Trading Symbol	JPTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2055 Fund (Class I Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[52]
Net Assets	$ 1,124,159,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,124,159
Total number of portfolio holdings	17
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115305 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JTRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2055 Fund (Class R2 Shares)	$43	0.83%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[53]
Net Assets	$ 1,124,159,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,124,159
Total number of portfolio holdings	17
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186785 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JTTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2055 Fund (Class R3 Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[54]
Net Assets	$ 1,124,159,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,124,159
Total number of portfolio holdings	17
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186786 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JTTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2055 Fund (Class R4 Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[55]
Net Assets	$ 1,124,159,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,124,159
Total number of portfolio holdings	17
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115306 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JTBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2055 Fund (Class R5 Shares)	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[56]
Net Assets	$ 1,124,159,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,124,159
Total number of portfolio holdings	17
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115307 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JTYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2055 Fund (Class R6 Shares)	$4	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[57]
Net Assets	$ 1,124,159,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,124,159
Total number of portfolio holdings	17
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class A Shares
Trading Symbol	JDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Fund (Class A Shares)	$47	0.91%
*	This charge is annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[58]
Net Assets	$ 458,540,000
Holdings Count | Holding	1,276
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$458,540
Total number of portfolio holdings	1,276
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007578 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class C Shares
Trading Symbol	JDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Fund (Class C Shares)	$72	1.41%
*	This charge is annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[59]
Net Assets	$ 458,540,000
Holdings Count | Holding	1,276
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$458,540
Total number of portfolio holdings	1,276
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class I Shares
Trading Symbol	JDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Fund (Class I Shares)	$34	0.66%
*	This charge is annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[60]
Net Assets	$ 458,540,000
Holdings Count | Holding	1,276
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$458,540
Total number of portfolio holdings	1,276
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class L Shares
Trading Symbol	JPDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Fund (Class L Shares)	$31	0.60%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[61]
Net Assets	$ 458,540,000
Holdings Count | Holding	1,276
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$458,540
Total number of portfolio holdings	1,276
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000195232 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Diversified Fund
Class Name	Class R6 Shares
Trading Symbol	JDVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Diversified Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Fund (Class R6 Shares)	$27	0.53%
*	This charge is annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[62]
Net Assets	$ 458,540,000
Holdings Count | Holding	1,276
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$458,540
Total number of portfolio holdings	1,276
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007642 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class A Shares
Trading Symbol	JIGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. GARP Equity Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[63]
Net Assets	$ 1,701,803,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,701,803
Total number of portfolio holdings	90
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007643 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class C Shares
Trading Symbol	JCICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. GARP Equity Fund (Class C Shares)	$70	1.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%	[64]
Net Assets	$ 1,701,803,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,701,803
Total number of portfolio holdings	90
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class I Shares
Trading Symbol	JPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. GARP Equity Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[65]
Net Assets	$ 1,701,803,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,701,803
Total number of portfolio holdings	90
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000070623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. GARP Equity Fund (Class R2 Shares)	$57	1.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[66]
Net Assets	$ 1,701,803,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,701,803
Total number of portfolio holdings	90
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033529 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. GARP Equity Fund (Class R5 Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[67]
Net Assets	$ 1,701,803,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,701,803
Total number of portfolio holdings	90
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000162368 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. GARP Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. GARP Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. GARP Equity Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[68]
Net Assets	$ 1,701,803,000
Holdings Count | Holding	90
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,701,803
Total number of portfolio holdings	90
Portfolio turnover rate	24%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007895 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	JCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Equity Fund (Class A Shares)	$59	1.12%
*	This charge is annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[69]
Net Assets	$ 5,226,891,000
Holdings Count | Holding	200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,226,891
Total number of portfolio holdings	200
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000081076 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JMCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Equity Fund (Class C Shares)	$85	1.61%
*	This charge is annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.61%	[70]
Net Assets	$ 5,226,891,000
Holdings Count | Holding	200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,226,891
Total number of portfolio holdings	200
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007650 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Equity Fund (Class I Shares)	$46	0.87%
*	This charge is annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[71]
Net Assets	$ 5,226,891,000
Holdings Count | Holding	200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,226,891
Total number of portfolio holdings	200
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000032449 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class A Shares
Trading Symbol	JSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class A Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[72]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000032450 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class C Shares
Trading Symbol	JSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[73]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000032451 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class I Shares
Trading Symbol	JSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[74]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000070631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[75]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000169485 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[76]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000169486 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[77]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000032452 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[78]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000148428 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2030 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2030 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[79]
Net Assets	$ 4,106,353,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,106,353
Total number of portfolio holdings	23
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000050052 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class A Shares
Trading Symbol	SRJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[80]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050053 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class C Shares
Trading Symbol	SRJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[81]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050054 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class I Shares
Trading Symbol	SRJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[82]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070634 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	SRJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[83]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169491 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	SRJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[84]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169492 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	SRJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[85]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050055 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	SRJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[86]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148431 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	SRJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2035 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[87]
Net Assets	$ 3,797,021,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,797,021
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000109814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class A Shares
Trading Symbol	JFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[88]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000109815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class C Shares
Trading Symbol	JFFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[89]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000050059 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class A Shares
Trading Symbol	JSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[90]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000050056 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class C Shares
Trading Symbol	JSACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[91]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000050057 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class I Shares
Trading Symbol	JSASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[92]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000070635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[93]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000169493 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JSAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[94]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000169494 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JSAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[95]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000050058 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[96]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000148432 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2045 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[97]
Net Assets	$ 3,006,681,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,006,681
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000115298 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class I Shares
Trading Symbol	JIJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend Income Fund (Class I Shares)	$16	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[98]
Net Assets	$ 724,982,000
Holdings Count | Holding	851
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$724,982
Total number of portfolio holdings	851
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115299 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R2 Shares
Trading Symbol	JIRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend Income Fund (Class R2 Shares)	$41	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[99]
Net Assets	$ 724,982,000
Holdings Count | Holding	851
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$724,982
Total number of portfolio holdings	851
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186783 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R3 Shares
Trading Symbol	JITLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend Income Fund (Class R3 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[100]
Net Assets	$ 724,982,000
Holdings Count | Holding	851
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$724,982
Total number of portfolio holdings	851
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186784 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R4 Shares
Trading Symbol	JITKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend Income Fund (Class R4 Shares)	$15	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[101]
Net Assets	$ 724,982,000
Holdings Count | Holding	851
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$724,982
Total number of portfolio holdings	851
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115300 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R5 Shares
Trading Symbol	JIBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend Income Fund (Class R5 Shares)	$8	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[102]
Net Assets	$ 724,982,000
Holdings Count | Holding	851
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$724,982
Total number of portfolio holdings	851
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115301 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend Income Fund
Class Name	Class R6 Shares
Trading Symbol	JIYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend Income Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend Income Fund (Class R6 Shares)	$3	0.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[103]
Net Assets	$ 724,982,000
Holdings Count | Holding	851
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$724,982
Total number of portfolio holdings	851
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000007580 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class A Shares
Trading Symbol	VSCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Blend Fund (Class A Shares)	$64	1.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[104]
Net Assets	$ 1,593,464,000
Holdings Count | Holding	244
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,593,464
Total number of portfolio holdings	244
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007582 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class C Shares
Trading Symbol	VSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Blend Fund (Class C Shares)	$90	1.73%
*	This charge is annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.73%	[105]
Net Assets	$ 1,593,464,000
Holdings Count | Holding	244
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,593,464
Total number of portfolio holdings	244
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007579 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class I Shares
Trading Symbol	JDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Blend Fund (Class I Shares)	$51	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[106]
Net Assets	$ 1,593,464,000
Holdings Count | Holding	244
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,593,464
Total number of portfolio holdings	244
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000200711 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Blend Fund
Class Name	Class R6 Shares
Trading Symbol	JSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Blend Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Blend Fund (Class R6 Shares)	$38	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[107]
Net Assets	$ 1,593,464,000
Holdings Count | Holding	244
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,593,464
Total number of portfolio holdings	244
Portfolio turnover rate	21%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007645 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class A Shares
Trading Symbol	JICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Sustainable Leaders Fund (Class A Shares)	$33	0.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[108]
Net Assets	$ 235,997,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$235,997
Total number of portfolio holdings	68
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007646 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class C Shares
Trading Symbol	JICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Sustainable Leaders Fund (Class C Shares)	$59	1.13%
*	This charge is annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%	[109]
Net Assets	$ 235,997,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$235,997
Total number of portfolio holdings	68
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007644 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class I Shares
Trading Symbol	JIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Sustainable Leaders Fund (Class I Shares)	$20	0.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[110]
Net Assets	$ 235,997,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$235,997
Total number of portfolio holdings	68
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000222263 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Sustainable Leaders Fund
Class Name	Class R6 Shares
Trading Symbol	JIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Sustainable Leaders Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Sustainable Leaders Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[111]
Net Assets	$ 235,997,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$235,997
Total number of portfolio holdings	68
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	VSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class A Shares)	$65	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[112]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007655 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class C Shares
Trading Symbol	JSECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class C Shares)	$92	1.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%	[113]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007651 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	VSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class I Shares)	$52	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[114]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000109816 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class I Shares
Trading Symbol	JFFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[115]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000109817 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R2 Shares
Trading Symbol	JFFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[116]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000169497 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R3 Shares
Trading Symbol	JFFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[117]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000169498 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R4 Shares
Trading Symbol	JFFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[118]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000109818 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R5 Shares
Trading Symbol	JFFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[119]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000148434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2055 Fund
Class Name	Class R6 Shares
Trading Symbol	JFFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2055 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2055 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[120]
Net Assets	$ 1,777,938,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,777,938
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000115328 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class I Shares
Trading Symbol	JSSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2020 Fund (Class I Shares)	$16	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[121]
Net Assets	$ 883,402,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$883,402
Total number of portfolio holdings	683
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115329 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R2 Shares
Trading Symbol	JIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2020 Fund (Class R2 Shares)	$41	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[122]
Net Assets	$ 883,402,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$883,402
Total number of portfolio holdings	683
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186787 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R3 Shares
Trading Symbol	JSTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2020 Fund (Class R3 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[123]
Net Assets	$ 883,402,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$883,402
Total number of portfolio holdings	683
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186788 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R4 Shares
Trading Symbol	JSTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2020 Fund (Class R4 Shares)	$16	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[124]
Net Assets	$ 883,402,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$883,402
Total number of portfolio holdings	683
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115330 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R5 Shares
Trading Symbol	JBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2020 Fund (Class R5 Shares)	$8	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[125]
Net Assets	$ 883,402,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$883,402
Total number of portfolio holdings	683
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115331 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	JSYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2020 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2020 Fund (Class R6 Shares)	$3	0.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[126]
Net Assets	$ 883,402,000
Holdings Count | Holding	683
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$883,402
Total number of portfolio holdings	683
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000136840 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JMCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Equity Fund (Class R2 Shares)	$72	1.37%
*	This charge is annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%	[127]
Net Assets	$ 5,226,891,000
Holdings Count | Holding	200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,226,891
Total number of portfolio holdings	200
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000136841 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JMEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Equity Fund (Class R5 Shares)	$38	0.72%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[128]
Net Assets	$ 5,226,891,000
Holdings Count | Holding	200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,226,891
Total number of portfolio holdings	200
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000136842 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JPPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Mid Cap Equity Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mid Cap Equity Fund (Class R6 Shares)	$33	0.62%
*	This charge is annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[129]
Net Assets	$ 5,226,891,000
Holdings Count | Holding	200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,226,891
Total number of portfolio holdings	200
Portfolio turnover rate	29%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000133811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class A Shares
Trading Symbol	JHQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Fund (Class A Shares)	$43	0.82%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[130]
Net Assets	$ 21,094,103,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,094,103
Total number of portfolio holdings	165
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class C Shares
Trading Symbol	JHQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Fund (Class C Shares)	$68	1.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.32%	[131]
Net Assets	$ 21,094,103,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,094,103
Total number of portfolio holdings	165
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133813 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class I Shares
Trading Symbol	JHEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Fund (Class I Shares)	$30	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[132]
Net Assets	$ 21,094,103,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,094,103
Total number of portfolio holdings	165
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133814 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JHQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Fund (Class R5 Shares)	$22	0.42%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[133]
Net Assets	$ 21,094,103,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,094,103
Total number of portfolio holdings	165
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000133815 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity Fund
Class Name	Class R6 Shares
Trading Symbol	JHQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Fund (Class R6 Shares)	$17	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[134]
Net Assets	$ 21,094,103,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$21,094,103
Total number of portfolio holdings	165
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000032433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class A Shares
Trading Symbol	JSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class A Shares)	$18	0.35%
*	This charge is annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[135]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032434 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class C Shares
Trading Symbol	JSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class C Shares)	$50	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[136]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032435 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class I Shares
Trading Symbol	JSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class I Shares)	$12	0.23%
*	This charge is annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[137]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070627 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R2 Shares
Trading Symbol	JSIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[138]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169479 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R3 Shares
Trading Symbol	JSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[139]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169480 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R4 Shares
Trading Symbol	JSIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[140]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R5 Shares
Trading Symbol	JSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[141]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148425 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Income Fund
Class Name	Class R6 Shares
Trading Symbol	JSIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Income Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[142]
Net Assets	$ 1,019,029,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,019,029
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class A Shares
Trading Symbol	SMTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[143]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032454 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class C Shares
Trading Symbol	SMTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[144]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032455 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class I Shares
Trading Symbol	SMTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[145]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	SMTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[146]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169488 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	SMTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[147]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169487 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	SMTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[148]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000032456 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	SMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[149]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148429 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	SMTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2040 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[150]
Net Assets	$ 3,862,601,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,862,601
Total number of portfolio holdings	24
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115334 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class I Shares
Trading Symbol	JBSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2025 Fund (Class I Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[151]
Net Assets	$ 1,975,951,000
Holdings Count | Holding	897
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,975,951
Total number of portfolio holdings	897
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115335 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JBRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2025 Fund (Class R2 Shares)	$41	0.81%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[152]
Net Assets	$ 1,975,951,000
Holdings Count | Holding	897
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,975,951
Total number of portfolio holdings	897
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186789 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JBTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2025 Fund (Class R3 Shares)	$29	0.56%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[153]
Net Assets	$ 1,975,951,000
Holdings Count | Holding	897
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,975,951
Total number of portfolio holdings	897
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186790 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JBTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2025 Fund (Class R4 Shares)	$16	0.31%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[154]
Net Assets	$ 1,975,951,000
Holdings Count | Holding	897
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,975,951
Total number of portfolio holdings	897
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115336 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JBBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2025 Fund (Class R5 Shares)	$8	0.16%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[155]
Net Assets	$ 1,975,951,000
Holdings Count | Holding	897
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,975,951
Total number of portfolio holdings	897
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115337 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JBYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2025 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2025 Fund (Class R6 Shares)	$3	0.06%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[156]
Net Assets	$ 1,975,951,000
Holdings Count | Holding	897
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,975,951
Total number of portfolio holdings	897
Portfolio turnover rate	16%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115352 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class I Shares
Trading Symbol	JOBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2040 Fund (Class I Shares)	$16	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[157]
Net Assets	$ 2,713,735,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,713,735
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115353 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R2 Shares
Trading Symbol	JOBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2040 Fund (Class R2 Shares)	$41	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[158]
Net Assets	$ 2,713,735,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,713,735
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186795 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2040 Fund (Class R3 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[159]
Net Assets	$ 2,713,735,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,713,735
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186796 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2040 Fund (Class R4 Shares)	$16	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[160]
Net Assets	$ 2,713,735,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,713,735
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115354 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R5 Shares
Trading Symbol	JOBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2040 Fund (Class R5 Shares)	$8	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[161]
Net Assets	$ 2,713,735,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,713,735
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115355 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2040 Fund
Class Name	Class R6 Shares
Trading Symbol	JOBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2040 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2040 Fund (Class R6 Shares)	$3	0.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[162]
Net Assets	$ 2,713,735,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,713,735
Total number of portfolio holdings	17
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115340 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class I Shares
Trading Symbol	JRBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2030 Fund (Class I Shares)	$17	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[163]
Net Assets	$ 2,752,760,000
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,752,760
Total number of portfolio holdings	1,017
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115341 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R2 Shares
Trading Symbol	JRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2030 Fund (Class R2 Shares)	$42	0.82%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[164]
Net Assets	$ 2,752,760,000
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,752,760
Total number of portfolio holdings	1,017
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186791 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R3 Shares
Trading Symbol	JUTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2030 Fund (Class R3 Shares)	$29	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[165]
Net Assets	$ 2,752,760,000
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,752,760
Total number of portfolio holdings	1,017
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186792 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R4 Shares
Trading Symbol	JUTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2030 Fund (Class R4 Shares)	$17	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[166]
Net Assets	$ 2,752,760,000
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,752,760
Total number of portfolio holdings	1,017
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115342 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R5 Shares
Trading Symbol	JRBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2030 Fund (Class R5 Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[167]
Net Assets	$ 2,752,760,000
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,752,760
Total number of portfolio holdings	1,017
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115343 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2030 Fund
Class Name	Class R6 Shares
Trading Symbol	JRBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2030 Fund (Class R6 Shares)	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[168]
Net Assets	$ 2,752,760,000
Holdings Count | Holding	1,017
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,752,760
Total number of portfolio holdings	1,017
Portfolio turnover rate	11%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115358 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class I Shares
Trading Symbol	JMSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2045 Fund (Class I Shares)	$17	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[169]
Net Assets	$ 2,320,311,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,320,311
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115359 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R2 Shares
Trading Symbol	JNARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2045 Fund (Class R2 Shares)	$42	0.82%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[170]
Net Assets	$ 2,320,311,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,320,311
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186797 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2045 Fund (Class R3 Shares)	$30	0.57%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[171]
Net Assets	$ 2,320,311,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,320,311
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186798 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2045 Fund (Class R4 Shares)	$17	0.32%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[172]
Net Assets	$ 2,320,311,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,320,311
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115360 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R5 Shares
Trading Symbol	JMBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2045 Fund (Class R5 Shares)	$9	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[173]
Net Assets	$ 2,320,311,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,320,311
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115361 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2045 Fund
Class Name	Class R6 Shares
Trading Symbol	JMYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2045 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2045 Fund (Class R6 Shares)	$4	0.07%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[174]
Net Assets	$ 2,320,311,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,320,311
Total number of portfolio holdings	17
Portfolio turnover rate	8%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172118 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class A Shares
Trading Symbol	JAKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[175]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172119 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class C Shares
Trading Symbol	JAKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[176]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172120 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class I Shares
Trading Symbol	JAKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[177]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172122 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JAKZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[178]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148427 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2020 Fund
Class Name	Class R6 Shares
Trading Symbol	JTTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2020 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2020 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[179]
Net Assets	$ 1,165,775,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,165,775
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050048 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class A Shares
Trading Symbol	JNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class A Shares)	$22	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[180]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050049 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class C Shares
Trading Symbol	JNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[181]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050050 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class I Shares
Trading Symbol	JNSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[182]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R2 Shares
Trading Symbol	JNSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[183]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169489 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R3 Shares
Trading Symbol	JNSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[184]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169490 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R4 Shares
Trading Symbol	JNSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[185]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050051 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R5 Shares
Trading Symbol	JNSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[186]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148430 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2025 Fund
Class Name	Class R6 Shares
Trading Symbol	JNSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2025 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2025 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[187]
Net Assets	$ 2,609,238,000
Holdings Count | Holding	21
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,609,238
Total number of portfolio holdings	21
Portfolio turnover rate	6%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050060 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class A Shares
Trading Symbol	JTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[188]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050061 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class C Shares
Trading Symbol	JTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[189]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000050062 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class I Shares
Trading Symbol	JTSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[190]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JTSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[191]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169495 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JTSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[192]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000169496 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JTSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[193]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172123 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JAKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[194]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172124 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JAKQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[195]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172121 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[196]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172125 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2060 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2060 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[197]
Net Assets	$ 751,552,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$751,552
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070625 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R2 Shares
Trading Symbol	JSEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class R2 Shares)	$78	1.48%
*	This charge is annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%	[198]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173555 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R3 Shares
Trading Symbol	JSEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class R3 Shares)	$65	1.24%
*	This charge is annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[199]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000173556 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R4 Shares
Trading Symbol	JSEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class R4 Shares)	$52	0.98%
*	This charge is annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%	[200]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000033531 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R5 Shares
Trading Symbol	JSERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class R5 Shares)	$42	0.79%
*	This charge is annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[201]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000169974 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	VSENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan Small Cap Equity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Small Cap Equity Fund (Class R6 Shares)	$39	0.74%
*	This charge is annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[202]
Net Assets	$ 4,384,265,000
Holdings Count | Holding	100
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,384,265
Total number of portfolio holdings	100
Portfolio turnover rate	14%

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000007811 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class A Shares
Trading Symbol	JLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class A Shares)	$85	1.64%
*	This charge is annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.64%	[203]
Net Assets	$ 2,857,241,000
Holdings Count | Holding	268
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,241
Total number of portfolio holdings	268
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000007812 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class C Shares
Trading Symbol	JLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class C Shares)	$111	2.14%
*	This charge is annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.14%	[204]
Net Assets	$ 2,857,241,000
Holdings Count | Holding	268
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,241
Total number of portfolio holdings	268
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000007809 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class I Shares
Trading Symbol	JLPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class I Shares)	$72	1.39%
*	This charge is annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[205]
Net Assets	$ 2,857,241,000
Holdings Count | Holding	268
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,241
Total number of portfolio holdings	268
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000070626 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R2 Shares
Trading Symbol	JLPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R2 Shares)	$108	2.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.09%	[206]
Net Assets	$ 2,857,241,000
Holdings Count | Holding	268
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,241
Total number of portfolio holdings	268
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000033532 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R5 Shares
Trading Symbol	JCPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R5 Shares)	$75	1.44%
*	This charge is annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%	[207]
Net Assets	$ 2,857,241,000
Holdings Count | Holding	268
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,241
Total number of portfolio holdings	268
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000195233 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Large Cap Core Plus Fund
Class Name	Class R6 Shares
Trading Symbol	JLPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan U.S. Large Cap Core Plus Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Large Cap Core Plus Fund (Class R6 Shares)	$70	1.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%	[208]
Net Assets	$ 2,857,241,000
Holdings Count | Holding	268
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,857,241
Total number of portfolio holdings	268
Portfolio turnover rate	50%

Holdings [Text Block]	PORTFOLIO COMPOSITION - LONG (% of Total Investments) PORTFOLIO COMPOSITION - SHORT (% of Total Investments)
C000050063 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[209]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000148433 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JTSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2050 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[210]
Net Assets	$ 2,744,628,000
Holdings Count | Holding	24
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,744,628
Total number of portfolio holdings	24
Portfolio turnover rate	7%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115346 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class I Shares
Trading Symbol	JPSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2035 Fund (Class I Shares)	$15	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[211]
Net Assets	$ 3,012,436,000
Holdings Count | Holding	907
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,012,436
Total number of portfolio holdings	907
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115347 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R2 Shares
Trading Symbol	JPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2035 Fund (Class R2 Shares)	$41	0.80%
*	This charge is annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[212]
Net Assets	$ 3,012,436,000
Holdings Count | Holding	907
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,012,436
Total number of portfolio holdings	907
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186794 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R3 Shares
Trading Symbol	JPTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2035 Fund (Class R3 Shares)	$28	0.55%
*	This charge is annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[213]
Net Assets	$ 3,012,436,000
Holdings Count | Holding	907
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,012,436
Total number of portfolio holdings	907
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186793 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R4 Shares
Trading Symbol	JPTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2035 Fund (Class R4 Shares)	$15	0.30%
*	This charge is annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[214]
Net Assets	$ 3,012,436,000
Holdings Count | Holding	907
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,012,436
Total number of portfolio holdings	907
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R5 Shares
Trading Symbol	JPBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2035 Fund (Class R5 Shares)	$8	0.15%
*	This charge is annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[215]
Net Assets	$ 3,012,436,000
Holdings Count | Holding	907
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,012,436
Total number of portfolio holdings	907
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115349 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2035 Fund
Class Name	Class R6 Shares
Trading Symbol	JPYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2035 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2035 Fund (Class R6 Shares)	$3	0.05%
*	This charge is annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[216]
Net Assets	$ 3,012,436,000
Holdings Count | Holding	907
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,012,436
Total number of portfolio holdings	907
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115364 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class I Shares
Trading Symbol	JNEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2050 Fund (Class I Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[217]
Net Assets	$ 1,866,443,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,866,443
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115365 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R2 Shares
Trading Symbol	JNNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2050 Fund (Class R2 Shares)	$43	0.83%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[218]
Net Assets	$ 1,866,443,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,866,443
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186799 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R3 Shares
Trading Symbol	JNTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2050 Fund (Class R3 Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[219]
Net Assets	$ 1,866,443,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,866,443
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186800 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R4 Shares
Trading Symbol	JNTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2050 Fund (Class R4 Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[220]
Net Assets	$ 1,866,443,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,866,443
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115366 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R5 Shares
Trading Symbol	JNABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2050 Fund (Class R5 Shares)	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[221]
Net Assets	$ 1,866,443,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,866,443
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000115367 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2050 Fund
Class Name	Class R6 Shares
Trading Symbol	JNYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2050 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2050 Fund (Class R6 Shares)	$4	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[222]
Net Assets	$ 1,866,443,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,866,443
Total number of portfolio holdings	17
Portfolio turnover rate	9%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172127 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class I Shares
Trading Symbol	JACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2060 Fund (Class I Shares)	$17	0.34%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[223]
Net Assets	$ 604,222,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$604,222
Total number of portfolio holdings	17
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172128 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R2 Shares
Trading Symbol	JATPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2060 Fund (Class R2 Shares)	$43	0.83%
*	This charge is annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[224]
Net Assets	$ 604,222,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$604,222
Total number of portfolio holdings	17
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186801 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R3 Shares
Trading Symbol	JATQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2060 Fund (Class R3 Shares)	$30	0.58%
*	This charge is annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[225]
Net Assets	$ 604,222,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$604,222
Total number of portfolio holdings	17
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000186802 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R4 Shares
Trading Symbol	JATUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2060 Fund (Class R4 Shares)	$17	0.33%
*	This charge is annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[226]
Net Assets	$ 604,222,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$604,222
Total number of portfolio holdings	17
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172129 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R5 Shares
Trading Symbol	JAABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2060 Fund (Class R5 Shares)	$10	0.19%
*	This charge is annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[227]
Net Assets	$ 604,222,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$604,222
Total number of portfolio holdings	17
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000172130 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2060 Fund
Class Name	Class R6 Shares
Trading Symbol	JAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2060 Fund (Class R6 Shares)	$4	0.09%
*	This charge is annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[228]
Net Assets	$ 604,222,000
Holdings Count | Holding	17
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$604,222
Total number of portfolio holdings	17
Portfolio turnover rate	17%

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)

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